As filed with the Securities and Exchange Commission on March 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine US Real Estate Equity Fund

Shares		Value
Real Estate Investment Trusts - 29.7%
Lodging - 16.9%
268,900	Ashford Hospitality Trust	$3,310,159
1,277,900	DiamondRock Hospitality Co.	24,088,415
101,000	Strategic Hotels & Resorts, Inc.	2,173,520
422,100	Sunstone Hotel Investors, Inc.	11,941,209
		41,513,303
Mortgage & Finance - 2.2%
97,000	American Home Mortgage Investment Corp.	3,389,180
124,900	Deerfield Triarc Capital Corp.	2,085,830
		5,475,010
Retail - 10.6%
60,400	Alexander's, Inc. (a)	26,144,744
	Total Real Estate Investment Trusts	73,133,057
Common Stocks - 75.4%
Diversifed - 1.2%
92,275	Verde Realty (a)(b)	3,045,075

Homebuilders - 29.3%
848,600	Champion Enterprises, Inc. (a)	6,967,006
325,800	Fleetwood Enterprises, Inc. (a)	3,000,618
163,200	Hovnanian Enterprises, Inc. - Class A (a)	5,432,928
150,200	KB Home	8,143,844
100,100	Lennar Corp. - Class A	5,443,438
135,233	M.D.C. Holdings, Inc.	7,880,027
111,200	Meritage Homes Corp. (a)	4,942,840
79,400	Orleans Homebuilders, Inc.	1,458,578
155,600	Pulte Homes, Inc.	5,343,304
160,000	Standard Pacific Corp.	4,390,400
960,275	Technical Olympic USA, Inc.	9,151,421
296,300	Toll Brothers, Inc. (a)	10,023,829
		72,178,233
Lodging - 30.4%
425,675	Great Wolf Resorts, Inc. (a)	6,010,531
631,200	Hilton Hotels Corp.	22,338,168
1,352,360	Interstate Hotels & Resorts, Inc. (a)	9,953,369
475,300	Orient-Express Hotels, Ltd. - Class A	22,648,045
220,200	Starwood Hotels & Resorts Worldwide, Inc.	13,780,116
		74,730,229
Retirement Community - 7.9%
545,000	Sunrise Senior Living, Inc. (a)	19,489,200

Transportation - 6.6%
267,500	Florida East Coast Industries, Inc.	16,210,500
	Total Common Stocks	185,653,237
Short-Term Investments - 0.0%
240	Fidelity Institutional Government Portfolio	240
	Total Short-Term Investments	240
	Total Investments (Cost $223,779,370) - 105.1%	258,786,534
	Liabilities in Excess of Other Assets - (5.1)%	(12,628,345)
	TOTAL NET ASSETS - 100.0%	$246,158,189

(a) Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine Realty Income & Growth Fund

Shares		Value
Real Estate Investment Trusts - 82.6%
Apartments - 13.5%
174,300	Apartment Investment & Management Co. - Class A	$10,916,409
220,600	Archstone-Smith Trust	13,944,126
218,000	BRE Properties, Inc.	15,131,380
93,500	Camden Property Trust	7,330,400
442,500	Equity Residential	24,903,900
69,000	Essex Property Trust, Inc.	9,959,460
106,900	Home Properties, Inc.	6,872,601
110,300	Mid-America Apartment Communities, Inc.	6,631,236
116,700	Post Properties, Inc.	5,659,950
700,000	United Dominion Realty Trust, Inc.	22,953,000
		124,302,462
Diversifed - 5.2%
475,800	Crombie Real Estate Investment Trust (c)	5,640,219
	(Acquired 3/22/2006, Cost $4,083,030)
15,000	Crombie Real Estate Investment Trust	177,813
344,600	Vornado Realty Trust	42,161,810
		47,979,842
Health Care - 3.0%
68,000	Health Care REIT, Inc.	3,183,080
596,900	Omega Healthcare Investors, Inc.	10,821,797
300,300	Ventas, Inc.	13,888,875
		27,893,752
Lodging - 10.0%
1,093,400	DiamondRock Hospitality Co.	20,610,590
767,400	FelCor Lodging Trust, Inc.	16,936,518
110,150	Hospitality Properties Trust	5,375,320
907,538	Host Hotels & Resorts, Inc.	24,022,531
95,900	Innkeepers USA Trust	1,571,801
852,900	Sunstone Hotel Investors, Inc.	24,128,541
		92,645,301
Mortgage & Finance - 8.0%
664,700	Capital Lease Funding, Inc.	7,451,287
342,000	CBRE Realty Finance, Inc.	5,649,840
167,800	Crystal River Capital, Inc.	4,631,280
199,700	Deerfield Triarc Capital Corp.	3,334,990
679,500	iStar Financial, Inc.	34,076,925
181,400	JER Investors Trust, Inc.	3,715,072
246,300	Newcastle Investment Corp.	7,985,046
373,000	NorthStar Realty Finance Corp.	6,583,450
		73,427,890
Net Lease - 2.8%
404,200	Entertainment Properties Trust	26,216,412
Office - Industrial Buildings - 20.9%
263,300	Alexandria Real Estate Equities, Inc.	28,531,188
273,900	AMB Property Corp.	16,666,815
622,200	American Financial Realty Trust	6,956,196
334,400	Boston Properties, Inc.	42,164,496
414,816	Brandywine Realty Trust	14,460,486
365,600	Douglas Emmett, Inc.	10,002,816
68,883	Equity Office Properties Trust	3,826,450
194,400	First Potomac Realty Trust	5,837,832
164,200	Kilroy Realty Corp.	14,259,128
83,900	Liberty Property Trust	4,340,986
343,600	Maguire Properties, Inc.	14,929,420
373,500	ProLogis	24,277,500
46,061	SL Green Realty Corp.	6,751,658
		193,004,971
Retail Centers - 19.2%
403,700	CBL & Associates Properties, Inc.	18,945,641
279,000	Cedar Shopping Centers, Inc.	4,673,250
400,443	Developers Diversified Realty Corp.	26,877,734
407,300	General Growth Properties, Inc.	25,057,096
414,000	Kimco Realty Corp.	20,534,400
287,100	The Macerich Co.	27,426,663
384,100	Simon Property Group, Inc.	43,937,199
164,500	Taubman Centers, Inc.	9,585,415
		177,037,398
	Total Real Estate Investment Trusts	762,508,028
Common Stocks - 9.0%
Diversifed - 1.2%
151,524	Verde Realty (a)(b)	5,000,292
171,900	Macquarie Infrastructure Co. Trust	6,303,573
		11,303,865
Health Care - 1.4%
365,700	Sunrise Senior Living, Inc. (a)	13,077,432
Homebuilders - 0.5%
165,400	Standard Pacific Corp.	4,538,576
Lodging - 5.9%
366,500	Hilton Hotels Corp.	12,970,435
425,800	Red Lion Hotels Corp. (a)	5,122,374
588,200	Starwood Hotels & Resorts Worldwide, Inc.	36,809,556
		54,902,365
	Total Common Stocks	83,822,238
Preferred Stocks - 1.6%
Apartments - 0.1%
37,700	Apartment Investment & Management Co., Series T, 8.000%	963,235
Health Care - 0.1%
38,400	Omega Healthcare Investors, Inc., Series D, 8.375%	992,064
Lodging - 0.5%
173,000	FelCor Lodging Trust, Inc., Series C, 8.000%	4,383,820
26,400	Winston Hotels, Inc., Series B, 8.000%	671,880
		5,055,700
Mortgage & Finance - 0.3%
29,700	Anthracite Capital, Inc., Series C, 9.375%	775,170
92,900	NorthStar Realty Finance Corp., Series B, 8.250%	2,322,500
		3,097,670
Office - Industrial Buildings - 0.6%
36,700	Digital Realty Trust, Inc., Series A, 8.500%	953,833
245,000	Prime Group Realty Trust, Series B, 9.000%	4,468,800
		5,422,633
	Total Preferred Stocks	15,531,302
Short-Term Investments - 7.2%
20,155,000	Alpine Municipal Money Market Fund	20,155,000
45,988,271	Fidelity Institutional Government Portfolio	45,988,271
8,753	Milestone Funds Treasury Obligations Portfolio	8,753
	Total Short-Term Investments	66,152,024
	Total Investments (Cost $606,997,305) - 100.4%	928,013,592
	Liabilities in Excess of Other Assets - (0.4)%	(3,800,988)
	TOTAL NET ASSETS - 100.0%	$924,212,604

Schedule of Securities Sold Short
January 31, 2007
Alpine Realty Income & Growth Fund

Shares		Value
50,000	iShares Cohen & Steers Realty Majors Index Fund	$5,524,500
50,000	iShares Dow Jones U.S. Real Estate Index Fund	4,570,000
	Total Securities Sold Short (Proceeds $9,962,809)	$10,094,500

(a) Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine International Real Estate Equity Fund

	Shares		Value
	Common Stocks - 89.9%
	Asia - 30.3%
	Australia - 0.2%
	500,000	Mirvac Group	$2,185,983

	Hong Kong - 6.6%
	10,530,000	Champion REIT	5,826,360
	29,367,000	Far East Consortium International, Ltd.	13,465,666
	5,300,000	The Hong Kong & Shanghai Hotels, Ltd.	9,299,972
	4,250,000	Kowloon Development Co., Ltd.	7,980,096
	21,506,000	Midland Holdings, Ltd.	13,221,664
	8,201,600	New World China Land, Ltd.	4,590,556
	8,070,000	Polytec Asset Holdings, Ltd.	2,687,399
	2,022,000	Shangri-La Asia, Ltd.	5,425,633
	5,042,000	Sino Land Company, Ltd.	11,327,072
			73,824,418
	India - 1.2%
	8,046,800	Trinity Capital PLC (a)	13,872,975

	Indonesia - 0.1%
	650,000	PT Jakarta International Hotels & Development Tbk (a)	46,429
	30,000,000	PT Kawasan Industri Jababeka Tbk	547,253
	5,775,000	PT Summarecon Agung Tbk	805,961
			1,399,643
	Japan - 11.0%
	200,000	Daiwa House Industry Co., Ltd.	3,380,842
	205,900	Diamond City Co., Ltd.	8,684,380
	100,000	GOLDCREST Co., Ltd.	5,469,009
	6,275,000	HASEKO Corp. (a)	24,178,613
	296	Japan Retail Fund Investment Corp.	2,698,044
	10,135	K.K. DaVinci Advisors (a)	11,841,523
	795	Kenedix Realty Investment Corp.	5,289,899
	400,000	Mitsui Fudosan Co., Ltd.	10,374,544
	2,250	Nippon Commercial Investment (a)	10,832,367
	5,484	Pacific Management Corp.	11,678,721
	3,627	Secured Capital Japan Co., Ltd.	9,737,720
	137,500	Tachihi Enterprise Co., Ltd.	4,899,320
	800,000	Urban Corp.	12,794,166
			121,859,148
	Malaysia - 0.3%
	2,108,000	SP Setia Berhad	3,613,198

	Philippines - 0.1%
	13,625,000	SM Development Corp.	961,273

	Russia - 0.7%
	768,100	Mirland Development Corp. (a)	8,300,031

	Singapore - 6.5%
	4,795,425	Ascendas Real Estate Investment Trust	7,744,126
	15,731,000	Banyan Tree Holdings, Ltd.	16,799,401
	11,550,000	Capitacommercial Trust	20,231,490
	995,000	City Developments, Ltd.	9,070,782
	200,000	Fortune Real Estate Investment Trust	151,136
	17,999,600	Macquarie MEAG Prime REIT	13,713,311
	3,575,000	Suntec Real Estate Investment Trust	4,283,389
			71,993,635
	Thailand - 3.2%
	20,210,000	Amata Corporation Public Company Ltd.	5,815,827
	1,965,000	Amata Corporation Public Company Ltd.-NVDR	565,468
	9,342,300	Central Pattana Public Company Ltd.	5,807,012
	10,000,000	CPN Retail Growth Property Fund (a)	2,733,813
	21,743,600	The Erawan Group Public Company Ltd. (a)	2,202,517
	96,410,000	Hemaraj Land & Development Public Company Ltd.	2,302,743
	3,000,000	Italian-Thai Development Public Company Ltd.	355,683
	3,180,000	Lalin Property Public Company Ltd.	380,685
	3,176,000	Land and Houses Public Company Ltd. - Foreign	562,083
	25,324,000	Land and Houses Public Company Ltd. - NVDR	4,481,801
	2,000,000	Land and Houses Public Company Ltd. - Local	353,957
	2,500,000	Major Cineplex Group Public Company Ltd.	1,107,914
	17,522,866	Minor International Public Company Ltd.	5,445,956
	20,179,100	Quality House Public Company Ltd.	609,728
	4,040,000	Saha Pathana Inter-Holding Public Company Ltd.	2,429,813
			35,155,000
	United Arab Emirates - 0.4%
	451,111	Kingdom Hotel Investments - GDR (a)	4,037,444
		Total Asia	337,202,748
	Europe - 38.1%
	Central Eastern Europe - 1.0%
	1,845,000	Dawnay Day Carpathian PLC	3,914,889
	2,152,500	Engel East Europe NV	6,555,022
	238,800	Plaza Centers NV (a)	938,347
			11,408,258
	Finland - 2.1%
	2,713,200	Citycon OYJ	18,989,748
	315,898	Sponda OYJ (a)	4,570,176
			23,559,924
	France - 7.3%
	98,000	Accor SA	8,123,558
	17,345	Affine	3,049,667
	171,000	Club Mediterranee SA (a)	9,681,642
	301,461	Kaufman & Broad SA	19,645,552
	151,636	Nexity	12,688,213
	84,317	Pierre & Vacances	10,319,148
	72,937	Societe Immobiliere de Location pour l'Industrie et le Commerce	11,930,392
	24,426	Unibail	6,160,223
			81,598,395
	Germany - 5.7%
	11,100,000	Dawnay Day Treveria PLC	20,181,818
	162,010	DIC Asset AG	6,841,478
	289,500	Eurocastle Investment, Ltd.	15,470,186
	564,008	Vivacon AG (a)	21,457,665
			63,951,147
	Greece - 1.3%
	408,539	GEK Group Of Cos. SA	4,621,856
	250,000	Hellenic Technodomiki Tev SA	3,466,927
	350,000	J&P - Avax SA	3,238,840
	770,380	Technical Olympic SA	2,590,525
			13,918,148
	Italy - 0.5%
	580,790	Risanamento S.p.A.	5,821,147

	Netherlands - 0.5%
	3,185,000	Nanette Real Estate Group NV (a)	5,788,292

	Norway - 5.0%
	1,158,600	Block Watne Gruppen ASA	7,426,625
	72,281	Home Invest ASA (a)	0
	1,094,765	NorGani Hotels ASA	12,236,667
	3,223,695	Norwegian Property ASA	36,290,946
			55,954,238
	Spain - 0.6%
	300,000	NH Hoteles S.A.	6,627,566

	Sweden - 3.3%
	1,145,588	JM AB	30,741,539
	241,200	Skanska AB	5,006,238
	55,700	Rezidor Hotel Group AB	512,925
			36,260,702
	Turkey - 0.3%
	1,400,000	The Ottoman Fund, Ltd. (a)	2,874,376

	United Kingdom - 10.5%
	100,000	Barratt Developments PLC	2,322,292
	100,000	Bellway PLC	2,770,247
	674,000	Brixton PLC	6,700,538
	360,000	Hammerson PLC	10,368,973
	317,500	Helical Bar PLC	2,919,368
	1,683,081	Hirco PLC (a)	13,822,309
	399,000	Invista Real Estate Investment Management Holdings PLC (a)	981,861
	460,000	Ishaan Real Estate PLC (a)	908,287
	220,000	Land Securities Group PLC	9,249,872
	522,906	Millennium & Copthorne Hotels PLC	6,528,877
	120,000	Persimmon PLC	3,267,712
	200,000	Redrow PLC	2,434,280
	5,299,227	Regus Group PLC (a)	13,170,502
	660,000	Shaftesbury PLC	9,692,915
	295,000	Slough Estates PLC	4,306,358
	125,000	St. Modwen Properties PLC	1,313,902
	60,000	Wilson Bowden PLC	2,695,980
	4,885,648	Unitech Corporate Parks (a)	8,543,021
	958,000	Yatra Capital, Ltd. (a)	14,359,075
			116,356,369
		Total Europe	424,118,562
	North & South America - 21.5%
	Argentina - 0.7%
	8	IRSA Inversiones y Representaciones S.A. (a)	14
	437,121	IRSA Inversiones y Representaciones S.A. - ADR (a)	7,811,353
			7,811,367
	Bermuda - 3.3%
	695,100	Orient-Express Hotels, Ltd. - Class A (b)	33,121,515
		(Acquired 12/31/2004 - 12/29/2006, Cost $24,406,419)
	1,536,400	Hopson Development	3,660,180
			36,781,695
	Brazil - 5.5%
	247,475	Abyara Planejamento Imobilia S/A (a)	5,505,140
	988,000	Brascan Residential Properties S/A (a)	7,674,961
	984,550	Company S/A	11,912,589
	1,198,000	Cyrela Brazil Realty S/A	11,082,931
	15,000	Cyrela Brazil Realty S/A - GDR (Acquired 09/21/2005, Cost $980,550) (b)	2,773,791
	1,097,800	Klabin Segall S/A (a)	9,458,224
	823,000	Rodobens Negocios Imobiliarios S/A (a)	8,694,767
	432,400	Sao Carlos Empreendimentos	3,658,213
			60,760,616

	Canada - 1.7%
	150,100	ClubLink Corporation	1,354,573
	390,000	Crombie Real Estate Investment Trust (Acquired 03/22/2006, Cost $3,346,746)(b)	4,623,131
	1,128,900	Killam Properties, Inc. (a)	2,254,347
	1,600,000	Killam Properties, Inc. (Acquired 08/15/2006, Cost $3,292,623) (a)(b)	3,195,105
	533,000	Lakeview Hotel Real Estate Investment Trust	1,970,216
	91,700	Mainstreet Equity Corp. (a)	1,079,236
	300,000	Mainstreet Equity Corp.	3,530,761
		(Acquired 12/29/2005, Cost $1,287,775) (a)(b)
	300,000	Parkbridge Lifestyles Communities, Inc. (a)	1,414,854
			19,422,223
	Mexico - 3.8%
	2,579,300	Corporacion GEO S.A. de C.V. (a)	13,681,001
	199,900	Desarrolladora Homex S.A. de C.V. - ADR (a)	11,886,054
	1,399,583	Empresas ICA S.A. de C.V. (a)	5,160,650
	9,250,600	Impulosra del Desarrollo Empleo en America Latina S.A. de C.V. (a)	11,148,441
			41,876,146
	United States - 6.5%
	13,450	Alexander's, Inc. (a)	5,821,967
	410,000	Hilton Hotels Corp.	14,509,900
	107,100	Hovnanian Enterprises, Inc. - Class A (a)	3,565,359
	105,200	Lennar Corp. - Class A	5,720,776
	296,800	Marriott International, Inc. - Class A	14,287,952
	101,600	Pulte Homes, Inc.	3,488,944
	219,900	Starwood Hotels & Resorts Worldwide, Inc.	13,761,342
	91,700	Sunrise Senior Living, Inc. (a)	3,279,192
	26,300	Toll Brothers, Inc. (a)	889,729
	228,257	Verde Realty (a)(c)	7,532,481
			72,857,642
		Total North & South America	239,509,689
		Total Common Stocks	1,000,830,999
	Rights - 0.1%
	2,125,000	Kowloon Development	144,251
		Expiration February 2007
		Exercise Price 13.80 TB
		(Acquired 11/16/2004 - 10/26/2006, Cost $211,672.23) (a)
	315,898	Sponda OYJ	543,481
		Expiration February 2007
		Exercise Price 7.80 TB
		(Acquired 2/24/2006 - 8/17/2006, Cost $346,231.85) (a)
		Total Rights	687,732
	Warrants - 0.0%
	5,435,900	The Erawan Group Public Company Ltd.	129,836
		Expiration December 2007
		Exercise Price 2.15 TB
		(Acquired 1/2001 - 4/2005, Cost $0) (a)(c)
	375,000	Major Cineplex Group Public Company Ltd.	8,525
		Expiration February 2007
		Exercise Price 13.00 TB
		(Acquired 4/2003 - 5/2003, Cost $0) (a)(c)
	1,366,667	Minor International Public Company Ltd. (a)	188,777
		Expiration March 2008
		Exercise Price 6.00 TB
		(Acquired 12/2004 - 1/2006, Cost $0) (a)(c)
	1,250,000	Minor International Public Company Ltd.	0
		Expiration March 2008
		Exercise Price 6.00 TB
		(Acquired 12/2004 - 1/2005, Cost $0) (a)(c)
		Total Warrants	327,138

	Short-Term Investments - 9.2%
	48,745,000	Alpine Municipal Money Market Fund	48,745,000
	53,054,961	Fidelity Institutional Government Portfolio	53,054,961
		Total Short-Term Investments	101,799,961
		Total Investments (Cost $827,373,539) - 99.2%	1,103,645,830
		Other Assets in Excess of Liabilities - 0.8%	8,535,110
		TOTAL NET ASSETS - 100.0%	$1,112,180,940

(a)	Non-income producing securities
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by
	the Board of Trustees.
(c)	Security fair valued in accordance with procedures approved by the Board of Trustees.
ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	New Vehicle Delivery Receipt
TB	Thai Baht

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

U.S. Real Estate
Equity Fund
Cost of investments	$224,358,349
Gross unrealized appreciation	70,945,275
Gross unrealized depreciation	(36,517,090)
Net unrealized depreciation	$34,428,185

Realty Income
& Growth Fund
Cost of investments	$607,236,372
Gross unrealized appreciation	328,777,080
Gross unrealized depreciation	(7,999,860)
Net unrealized appreciation	$320,777,220

International Real Estate
Equity Fund
Cost of investments	$839,376,711
Gross unrealized appreciation	292,495,693
Gross unrealized depreciation	(28,226,574)
Net unrealized appreciation	$264,269,119

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Equity Trust

By (Signature and Title)   /s/ Samuel A. Lieber
   Samuel A. Lieber, President

Date        3/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Samuel A. Lieber
  Samuel A. Lieber, President

Date         3/29/2007

By (Signature and Title)*  /s/Sheldon Flamm
Sheldon Flamm, Treasurer

Date         3/28/2007

* Print the name and title of each signing officer under his or her signature.